Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Total expense under employee benefit plans	$ 3.1	$ 2.3	$ 2.1
Company contributions	0.3	0.3	0.3
Liability under the defined benefit plans	$ 4.0	$ 2.9